Annual Total Returns [BarChart] - VanEck Global Natural Resources Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.45%)
Annual Return 2012	2.80%
Annual Return 2013	11.06%
Annual Return 2014	(18.63%)
Annual Return 2015	(32.64%)
Annual Return 2016	44.26%
Annual Return 2017	(0.62%)
Annual Return 2018	(28.64%)
Annual Return 2019	12.59%
Annual Return 2020	21.58%